UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 2008

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one ): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Bar Harbor Bankshares
Address: 82 Main Street, P.O. Box 400
         Bar Harbor, ME 04609-0400

13F File Number:    028-14044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:     Pam Curativo
Title:    Trust Operations Supervisor
Phone:    207-667-6925
Signature, Place, and Date of Signing:


Pam Curativo         Ellsworth, Maine       February 15, 2011

Explanatory Remarks:

Bar Harbor Bankshares (BHB) timely filed its Form 13F-NTs but inadvertently filed under the CIK number for Bar Harbor Trust Services (BHTS) (0001114039). BHB is filing this form to: (i) file using the correct BHB CIK number; (ii) correct the 13F File Number to 028-14044; and (iii) add BHTS File number adjacent to its name under the List of Other Managers Reporting for this Manager section.

Report Type (Check only one.):

[   ]          13F HOLDINGS REPORT.

[ X ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

13F File Number			Name

028-05715			Bar Harbor Trust Services